RETIREMENT-RELATED BENEFITS - Level 3 Reconciliation (Details) - Pension Plans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
U.S.
Change in plan assets
Fair value of plan assets, balance at beginning of period	$ 51,405	$ 51,716
Fair value of plan assets, balance at end of period	52,694	51,405
U.S. | Personal Pension Plan (PPP) | Qualified Plans
Change in plan assets
Fair value of plan assets, balance at beginning of period	51,405
Fair value of plan assets, balance at end of period	52,694	51,405
Non-U.S.
Change in plan assets
Fair value of plan assets, balance at beginning of period	36,020	35,748
Foreign exchange impact	3,694	(2,175)
Fair value of plan assets, balance at end of period	40,798	36,020
Level 3 | U.S. | Personal Pension Plan (PPP) | Qualified Plans
Change in plan assets
Fair value of plan assets, balance at beginning of period	106	12
Return on assets held at end of year	11	(2)
Return on assets sold during the year	1	1
Purchases, sales and settlements, net	258	99
Transfers, net		(3)
Fair value of plan assets, balance at end of period	376	106
Level 3 | U.S. | Personal Pension Plan (PPP) | Qualified Plans | Corporate bonds
Change in plan assets
Fair value of plan assets, balance at beginning of period	101	2
Return on assets held at end of year	12	(3)
Return on assets sold during the year	1	0
Purchases, sales and settlements, net	259	103
Transfers, net		(2)
Fair value of plan assets, balance at end of period	372	101
Level 3 | U.S. | Personal Pension Plan (PPP) | Qualified Plans | Mortgage and asset-backed securities
Change in plan assets
Fair value of plan assets, balance at beginning of period	5	10
Return on assets held at end of year	0	0
Return on assets sold during the year	0	1
Purchases, sales and settlements, net	(1)	(5)
Transfers, net		(2)
Fair value of plan assets, balance at end of period	4	5
Level 3 | Non-U.S.
Change in plan assets
Fair value of plan assets, balance at beginning of period	310	431
Return on assets held at end of year	26	(21)
Return on assets sold during the year	(4)	35
Purchases, sales and settlements, net	7	(72)
Transfers, net	(6)	0
Foreign exchange impact	31	(63)
Fair value of plan assets, balance at end of period	365	310
Level 3 | Non-U.S. | Government and related
Change in plan assets
Fair value of plan assets, balance at beginning of period	16	16
Return on assets held at end of year	2	1
Return on assets sold during the year	(3)	0
Purchases, sales and settlements, net	(2)	0
Transfers, net	(6)	0
Foreign exchange impact	2	0
Fair value of plan assets, balance at end of period	8	16
Level 3 | Non-U.S. | Corporate bonds
Change in plan assets
Fair value of plan assets, balance at beginning of period	1	4
Return on assets held at end of year	0	0
Return on assets sold during the year	0	0
Purchases, sales and settlements, net	0	(3)
Transfers, net	0
Foreign exchange impact	0	0
Fair value of plan assets, balance at end of period		1
Level 3 | Non-U.S. | Real estate
Change in plan assets
Fair value of plan assets, balance at beginning of period	294	411
Return on assets held at end of year	24	(22)
Return on assets sold during the year	(1)	35
Purchases, sales and settlements, net	9	(68)
Foreign exchange impact	30	(62)
Fair value of plan assets, balance at end of period	$ 356	$ 294